UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/08

Date of reporting period:  05/31/08

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE+

U.S. Government Agency Obligations - 56.8%
U.S. Agency Debentures - 56.8%
Federal Farm Credit Bank
1.990%, 06/01/2008 (a)	$97,000	$96,998
2.050%, 06/01/2008 (a)	98,500	98,500
2.070%, 06/01/2008 (a)	100,000	99,994
2.415%, 06/13/2008 (a)	1,000	1,000
2.279%, 06/23/2008 (a)	144,100	144,100
2.203%, 06/26/2008 (a)	90,000	89,996

Federal Home Loan Bank
2.030%, 06/01/2008 (a)	150,000	150,000
2.020%, 06/01/2008 (a)	70,000	69,990
2.040%, 06/01/2008 (a)	100,000	100,000
2.050%, 06/01/2008 (a)	74,500	74,494
2.090%, 06/01/2008 (a)	75,000	75,000
2.120%, 06/01/2008 (a)	50,000	50,000
2.658%, 06/01/2008 (a)	49,500	49,500
2.621%, 06/05/2008 (a)	199,500	199,500
2.420%, 06/12/2008 (a)	142,500	142,500
2.698%, 06/13/2008 (a)	109,250	109,250
2.330%, 06/22/2008 (a)	100,000	100,000
2.295%, 06/24/2008 (a)	300,000	300,000
2.750%, 06/25/2008	75,000	75,000
2.850%, 07/01/2008	50,000	50,000
2.558%, 07/07/2008 (a)	64,000	64,020
2.528%, 07/08/2008 (a)	100,000	99,963
2.535%, 07/10/2008 (a)	100,000	100,000
3.000%, 07/14/2008	5,000	5,001
2.534%, 07/16/2008 (a)	110,000	109,964
2.757%, 07/25/2008 (b)	19,000	18,920
5.125%, 07/30/2008	8,000	8,030
2.680%, 08/05/2008 (a)	74,000	74,000
3.350%, 08/12/2008	700	701
2.599%, 08/18/2008 (a)	109,000	109,058
2.128%, 08/27/2008 (b)	24,080	23,956
4.500%, 10/24/2008	75,000	74,993
2.850%, 03/04/2009	26,685	26,710
2.900%, 03/05/2009	18,000	18,000
2.660%, 03/12/2009	48,000	48,000
2.350%, 04/07/2009	23,800	23,788
2.270%, 04/14/2009	50,000	50,005
2.520%, 04/21/2009	40,000	40,000
2.800%, 05/06/2009	36,220	36,220

Federal Home Loan Mortgage Corporation
2.599%, 06/08/2008 (a)	148,000	148,015
4.465%, 06/09/2008 (b)	17,420	17,401
3.321%, 06/09/2008 (b)	128,000	127,884
2.468%, 06/18/2008 (a)	126,950	126,950
2.431%, 06/21/2008 (a)	100,000	100,000
4.250%, 06/23/2008	23,247	23,233
2.536%, 06/30/2008 (a)	149,500	149,474
3.625%, 09/15/2008	100,000	100,312
2.030%, 09/22/2008 (b)	40,000	39,745
2.125%, 09/30/2008 (b)	52,775	52,398
2.090%, 10/06/2008 (b)	100,000	99,263
4.750%, 10/17/2008	50,000	50,473
2.090%, 10/27/2008 (b)	125,000	123,926
2.180%, 11/17/2008 (b)	124,300	123,028
4.625%, 12/19/2008	47,516	48,026
2.066%, 12/30/2008 (b)	100,000	98,805
5.000%, 01/16/2009	40,000	40,729
4.875%, 02/17/2009	50,910	51,855
4.750%, 03/05/2009	93,200	94,986
2.600%, 03/12/2009	33,500	33,501
2.750%, 03/13/2009 (a)	50,000	50,000
2.600%, 03/17/2009	31,600	31,600
2.300%, 03/19/2009	30,000	30,000
2.122%, 03/30/2009 (b)	33,000	32,424
2.920%, 03/30/2009	35,000	35,000
2.350%, 04/01/2009	50,000	50,000
2.450%, 04/09/2009	70,000	70,000
2.265%, 04/14/2009	50,000	49,981
2.550%, 04/21/2009	34,500	34,500
5.250%, 05/21/2009	70,000	71,839

Federal National Mortgage Association
2.230%, 06/01/2008 (a)	100,000	100,000
2.250%, 06/01/2008 (a)	75,000	74,991
2.250%, 06/01/2008 (a)	75,000	75,000
2.260%, 06/01/2008 (a)	225,000	224,933
2.315%, 06/01/2008 (a)	99,000	99,000
2.720%, 06/02/2008	50,500	50,496
2.720%, 06/02/2008	51,000	50,996
2.720%, 06/02/2008	118,000	117,991
2.508%, 06/04/2008 (b)	47,462	47,446
3.000%, 06/12/2008	14,000	13,991
2.550%, 06/18/2008 (b)	100,000	99,868
3.873%, 06/27/2008 (b)	150,000	149,557
5.000%, 07/25/2008	10,000	10,031
2.736%, 07/30/2008 (b)	88,000	87,600
2.020%, 08/25/2008 (b)	150,000	149,285
2.200%, 09/02/2008	12,624	12,553
2.200%, 09/02/2008	50,500	50,216
2.200%, 09/02/2008	51,000	50,713
2.200%, 09/02/2008	158,000	157,112
2.200%, 09/02/2008	188,100	187,042
2.150%, 09/15/2008 (b)	100,000	99,367
2.135%, 09/17/2008 (b)	89,628	89,057
2.300%, 10/01/2008	10,000	9,934
2.300%, 10/01/2008	10,500	10,431
4.500%, 10/15/2008	18,687	18,821
2.150%, 11/05/2008 (b)	16,834	16,676
2.261%, 12/26/2008 (b)	55,856	55,140
3.250%, 02/15/2009	5,000	5,032
4.625%, 03/06/2009	20,000	20,355
4.300%, 03/09/2009	29,490	29,947

Tennessee Valley Authority
5.375%, 11/13/2008	33,500	33,875
2.457%, 05/01/2009 (b)	800	782

Total U.S. Government Agency Obligations
(Cost $7,310,737)		7,310,737

Repurchase Agreements - 50.2%
Barclays
2.220%, dated 05/31/2008, matures 06/02/2008, repurchase price $700,130
(collateralized by U.S. Treasury Obligations: Total market value $714,001)	700,000	700,000
BNP Paribas
2.220%, dated 05/31/2008, matures 06/02/2008, repurchase price $2,000,370	2,000,000	2,000,000
(collateralized by U.S. Treasury Obligations: Total market value $2,040,002)
CS First Boston
2.300%, dated 05/31/2008, matures 06/02/2008, repurchase price $2,150,412	2,150,000	2,150,000
(collateralized by U.S. Treasury Obligations: Total market value $2,193,014)
Merrill Lynch
2.170%, dated 05/31/2008, matures 06/02/2008, repurchase price $250,045	250,000	250,000
(collateralized by U.S. Treasury Obligations: Total market value $255,002)
UBS Warburg
2.200%, dated 05/31/2008, matures 06/02/2008, repurchase price $1,362,658	1,362,408	1,362,408
(collateralized by U.S. Treasury Obligations: Total market value $1,389,658)
Total Repurchase Agreements
(Cost $6,462,408)		6,462,408

Total Investments (c) - 107.0%
(Cost $13,773,145)		13,773,145
Other Assets and Liabilities, Net - (7.0)%		(900,770)
Total Net Investments - 100.0%		$12,872,375

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis.  If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

(a)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2008. The date shown is the next reset date.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2008.
(c)	On May 31, 2008, the cost of investments for federal income tax purposes was approximately $13,773,145. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Schedule of INVESTMENTS May 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE+

Commercial Paper - 35.1%
Asset-Backed (a) - 19.8%
Atlantic Asset Securitization
2.700%, 06/17/2008	$40,367	$40,319
2.750%, 06/27/2008	59,633	59,515
2.650%, 07/07/2008	38,340	38,238
2.650%, 07/10/2008	127,566	127,214
2.650%, 07/11/2008	45,327	45,190
2.580%, 07/18/2008	27,267	27,164
Barton Capital
2.700%, 07/03/2008	80,000	79,808
2.650%, 07/08/2008	50,399	50,265
2.580%, 08/08/2008	52,834	52,577
2.580%, 08/11/2008	50,000	49,744
Bryant Park Funding
2.650%, 06/05/2008	34,932	34,922
2.750%, 06/06/2008	72,015	71,989
2.580%, 08/12/2008	16,553	16,468
Chariot Funding
3.030%, 06/05/2008	75,000	74,975
2.650%, 06/11/2008	15,000	14,990
2.650%, 06/12/2008	37,130	37,102
2.650%, 06/18/2008	21,000	20,974
2.650%, 06/20/2008	15,936	15,915
2.550%, 07/07/2008	25,153	25,088
2.650%, 07/07/2008	43,463	43,348
2.650%, 07/07/2008	90,000	89,763
Fairway Finance
2.470%, 06/13/2008	60,000	59,951
2.750%, 06/19/2008	40,000	39,951
Falcon Asset Securitization Corporation
2.550%, 06/03/2008	47,750	47,743
2.600%, 06/04/2008	16,052	16,048
2.650%, 06/06/2008	34,000	33,988
2.650%, 07/07/2008	75,516	75,316
2.650%, 07/07/2008	51,563	51,430
Govco
2.750%, 06/09/2008	19,550	19,538
2.970%, 06/17/2008	100,000	99,868
2.970%, 06/17/2008	100,000	99,889
2.580%, 07/21/2008	50,000	49,802
2.580%, 08/05/2008	26,398	26,275
2.580%, 08/11/2008	27,500	27,358
2.580%, 08/12/2008	23,602	23,481
Kitty Hawk Funding (Guarantor: Bank of America)
2.600%, 06/02/2008	130,000	129,990
2.650%, 06/16/2008	28,773	28,744
2.650%, 06/17/2008	30,279	30,246
2.550%, 06/20/2008	11,632	11,616
2.580%, 07/25/2008	100,000	99,630
Market Street Funding
2.650%, 06/11/2008	40,000	39,970
2.650%, 06/24/2008	59,889	59,772
2.850%, 06/30/2008	22,000	21,949
Old Line Funding
2.650%, 06/17/2008	64,627	64,544
2.650%, 06/19/2008	21,833	21,802
2.650%, 06/25/2008	44,667	44,581
2.650%, 07/10/2008	95,456	95,174
Ranger Funding
2.650%, 06/12/2008	90,000	89,928
2.600%, 06/13/2008	25,000	24,978
2.520%, 06/19/2008	48,000	47,940
2.520%, 06/19/2008	50,000	49,935
2.670%, 07/02/2008	21,388	21,339
2.670%, 07/03/2008	30,000	29,929
2.650%, 07/10/2008	17,329	17,283
2.580%, 08/18/2008	34,037	33,847
2.580%, 08/22/2008	72,475	72,054
Sheffield Receivables
2.800%, 06/02/2008	50,500	50,496
2.600%, 06/05/2008	32,505	32,494
2.650%, 06/19/2008	34,250	34,206
2.700%, 07/03/2008	36,000	35,914
2.720%, 07/08/2008	85,745	85,505
Thames Asset Global Securitization
2.750%, 06/12/2008	27,438	27,415
2.750%, 06/16/2008	100,000	99,885
2.650%, 07/09/2008	60,000	59,839
2.580%, 07/14/2008	34,239	34,131
2.580%, 07/15/2008	50,000	49,832
2.580%, 07/17/2008	55,000	54,816
Three Pillars Funding
2.650%, 06/09/2008	28,644	28,627
2.650%, 06/10/2008	114,457	114,386
2.650%, 06/16/2008	32,458	32,424
2.650%, 06/18/2008	65,000	64,925
2.650%, 06/20/2008	37,441	37,393
2.650%, 06/25/2008	50,000	49,921
Thunder Bay Funding
2.650%, 06/20/2008	40,000	39,939
2.700%, 06/20/2008	42,770	42,709
2.650%, 06/20/2008	35,600	35,548
2.560%, 06/20/2008	92,352	92,217
2.550%, 06/23/2008	20,160	20,130
Tulip Funding
2.780%, 06/05/2008	33,700	33,690
2.650%, 06/10/2008	40,000	39,975
2.650%, 06/16/2008	89,176	89,086
2.650%, 06/17/2008	35,000	34,961
2.650%, 06/20/2008	43,235	43,179
2.580%, 08/29/2008	105,000	104,317
Variable Funding (Guarantor: Wachovia Corp.)
2.700%, 07/08/2008	180,079	179,579
2.650%, 07/09/2008	19,921	19,865
2.580%, 07/23/2008	50,000	49,793
Windmill Funding
2.760%, 06/09/2008	70,000	69,957
2.750%, 06/20/2008	90,000	89,868
2.650%, 06/27/2008	100,000	99,809
2.730%, 07/03/2008	13,500	13,467
2.650%, 07/10/2008	75,000	74,779
		4,786,534
Non Asset-Backed - 15.3%
Abbey National
2.500%, 09/10/2008	150,000	148,948
Allied Irish Bank NY
2.915%, 08/28/2008	150,000	148,931
Bank of Montreal
2.840%, 09/02/2008	100,000	99,266
BNP Paribas NY
4.340%, 06/03/2008	35,000	34,992
4.618%, 06/13/2008	100,000	99,846
Caterpillar
2.120%, 06/09/2008 (a)	40,325	40,308
Danske Bank
2.000%, 06/02/2008	50,000	49,996
2.620%, 06/27/2008	150,000	149,716
2.510%, 09/26/2008	100,000	99,184
2.570%, 10/07/2008	30,000	29,726
Deutsche Bank
2.540%, 07/03/2008	100,000	99,774
Dexia Bank
2.680%, 07/09/2008	100,000	99,717
2.720%, 07/10/2008	75,000	74,779
2.650%, 09/02/2008	100,000	99,322
Eksportfinans
2.750%, 08/13/2008	50,000	49,721
General Electric Capital Corporation
4.090%, 07/02/2008	70,000	69,754
HSBC
3.150%, 07/28/2008	50,000	49,751
2.615%, 10/02/2008	75,000	74,330
2.615%, 10/14/2008	150,000	148,529
JP Morgan
2.650%, 08/05/2008	75,000	74,607
2.720%, 08/11/2008	100,000	99,464
2.450%, 09/02/2008	100,000	99,367
KBC Financial Products International
2.750%, 10/17/2008 (a)	100,000	98,938
2.750%, 10/20/2008 (a)	75,000	74,116
Lloyds Bank NY
2.020%, 06/02/2008	200,000	199,987
2.970%, 06/03/2008	110,000	109,982
Natixis Banques NY
2.020%, 06/02/2008	200,000	199,988
Nordea Bank NY
2.650%, 11/21/2008	150,000	148,198
PepsiCo
2.130%, 06/05/2008	57,550	57,536
Pitney Bowes
2.120%, 06/02/2008	38,200	38,198
Rabobank
2.800%, 06/05/2008	100,000	99,969
Societe Generale
2.800%, 10/03/2008	60,000	59,421
State Street
2.510%, 07/09/2008	100,000	99,735
Toyota Motor Credit
2.960%, 06/27/2008 (a)	100,000	99,786
3.940%, 07/07/2008 (a)	200,000	199,212
UBS Finance
2.650%, 09/29/2008	75,000	74,316
2.685%, 10/02/2008	75,000	74,312
2.725%, 10/07/2008	50,000	49,516
Westpac Bank NY
2.520%, 09/02/2008	60,000	59,609
		3,682,847
Total Commercial Paper
(Cost $8,469,381)		8,469,381

Certificates of Deposit - 26.9%
Abbey National
3.008%, 07/22/2008 (b)	100,000	100,000
2.695%, 09/11/2008	100,000	100,001
2.840%, 11/25/2008	75,000	75,000
Allied Irish Bank NY
3.035%, 10/24/2008	60,000	60,019
2.800%, 11/24/2008	100,000	100,000
American Express
4.080%, 07/14/2008	100,000	100,000
2.940%, 08/19/2008	200,000	200,000
2.640%, 08/26/2008	50,000	50,000
2.980%, 08/26/2008	60,000	60,000
Bank of Montreal
4.870%, 06/06/2008	100,000	100,000
2.940%, 08/06/2008	75,000	75,000
2.670%, 09/02/2008	75,000	75,000
Bank of Nova Scotia
2.800%, 11/12/2008	100,000	100,000
2.600%, 11/20/2008	75,000	75,000
2.700%, 11/24/2008	75,000	75,000
Bank of Scotland NY
3.000%, 07/21/2008	100,000	100,000
2.500%, 07/28/2008	100,000	100,000
2.790%, 11/13/2008	150,000	150,000
Barclays Bank NY
3.980%, 07/11/2008	60,000	60,000
3.740%, 07/14/2008	100,000	100,000
2.600%, 08/22/2008	75,000	75,000
3.050%, 08/27/2008	100,000	100,000
2.770%, 11/06/2008	100,000	100,000
BNP Paribas NY
2.730%, 11/21/2008	75,000	75,000
Calyon NY
3.010%, 08/25/2008	150,000	150,000
2.790%, 09/08/2008	100,000	100,000
2.650%, 10/06/2008	75,000	75,000
3.000%, 10/22/2008	100,000	100,000
Citibank
2.650%, 07/01/2008	200,000	200,000
2.690%, 07/03/2008	125,000	125,000
Commonwealth Bank
2.680%, 07/07/2008	150,000	150,000
2.650%, 09/15/2008	50,000	50,000
Dexia Bank
2.830%, 07/25/2008	90,000	90,001
Fifth Third Bank
2.730%, 07/18/2008	100,000	100,000
2.690%, 09/08/2008	100,000	100,000
2.790%, 11/07/2008	100,000	100,000
Fortis Bank
2.850%, 08/13/2008	250,000	250,000
2.780%, 10/03/2008	70,000	70,000
Lloyds Bank NY
3.100%, 07/29/2008	88,000	88,000
Marshall & Isley
3.006%, 07/17/2008 (b)	100,000	100,000
Natixis Banques NY
3.030%, 06/09/2008	92,000	92,000
2.830%, 08/08/2008	114,000	114,000
2.905%, 08/21/2008	100,000	100,000
2.650%, 09/11/2008	50,000	50,000
2.930%, 11/06/2008	100,000	100,000
Nordea Bank NY
2.700%, 11/13/2008	100,000	100,000
2.625%, 11/17/2008	100,000	100,000
PNC Bank
3.008%, 07/22/2008 (b)	100,000	100,000
3.127%, 07/23/2008 (b)	50,000	50,000
Regions Bank
2.900%, 08/21/2008	100,000	100,000
Royal Bank of Canada
2.620%, 10/08/2008	100,000	100,004
Royal Bank of Scotland
2.850%, 11/06/2008	92,700	92,702
Societe Generale
2.930%, 07/01/2008	150,000	150,000
2.920%, 07/02/2008	75,000	75,000
State Street
2.680%, 10/01/2008	125,000	125,000
Svenska Handelsbanken NY
2.600%, 10/03/2008	69,000	69,000
2.690%, 10/15/2008	100,000	100,000
Toronto Dominion Bank
4.870%, 06/09/2008	125,000	125,000
2.800%, 09/08/2008	132,000	132,000
2.830%, 09/08/2008	50,000	50,000
2.540%, 09/26/2008	60,000	60,000
UBS
2.740%, 09/12/2008	100,000	100,003
Wachovia Bank
2.520%, 09/12/2008	100,000	100,000
Westpac Bank NY
2.725%, 06/10/2008	100,000	100,003
2.900%, 08/19/2008	100,000	100,000
2.710%, 11/13/2008	50,000	50,000
Total Certificates of Deposit
(Cost $6,487,733)		6,487,733

Corporate Notes - 12.5%
3M
5.827%, 12/12/2008 (a)	150,000	151,104
Bank of Scotland NY
2.688%, 06/07/2008 (a) (b)	50,000	50,000
BNP Paribas NY
2.393%, 06/26/2008 (a) (b)	124,000	124,000
2.709%, 08/19/2008 (a) (b)	100,000	100,000
Commonwealth Bank
2.704%, 06/18/2008 (b)	45,000	45,014
Danske Bank
2.469%, 06/29/2008 (b)	100,000	100,000
Fortis Bank
2.788%, 07/18/2008 (a) (b)	80,000	80,000
Goldman Sachs
2.920%, 07/25/2008 (b)	100,000	100,000
Lloyds Bank NY
2.694%, 06/06/2008 (a) (b)	100,000	100,000
Marshall & Isley
2.524%, 06/15/2008 (b)	50,000	50,000
MBIA Global Funding (d)
3.090%, 07/23/2008	120,000	120,000
MetLife Global Funding
2.748%, 06/07/2008 (a) (b)	85,000	85,000
2.430%, 06/29/2008 (a) (b)	100,000	100,000
Morgan Stanley Dean Witter
2.639%, 06/15/2008 (b)	100,000	100,000
2.483%, 06/28/2008 (b)	95,000	95,000
National Australia Bank
3.046%, 07/07/2008 (b)	75,000	75,000
Procter & Gamble
2.789%, 08/19/2008 (b)	75,000	75,000
Royal Bank of Canada
2.694%, 06/09/2008 (a) (b)	179,000	179,000
Royal Bank of Scotland
2.481%, 06/21/2008 (a) (b)	259,000	259,000
Societe Generale
2.803%, 06/02/2008 (b)	94,000	93,970
Svenska Handelsbanken NY
2.540%, 06/29/2008 (a) (b)	60,000	60,000
UBS
2.683%, 06/16/2008 (b)	100,000	100,000
Wachovia Bank
2.070%, 06/01/2008 (b)	125,000	124,666
Wells Fargo
2.360%, 07/21/2008	250,000	250,000
2.360%, 08/22/2008	100,000	100,000
Westlb AG NY
2.746%, 06/30/2008 (a) (b)	100,000	100,000
Westpac Bank NY
2.934%, 08/06/2008 (a) (b)	100,000	99,973
Wal-Mart Stores
5.748%, 06/01/2018	100,000	103,050
Total Corporate Notes
(Cost $3,019,777)		3,019,777

Extendible Floating Rate Corporate Notes (b) - 9.9%
Allstate Global Funding
3.332%, 06/20/2008	174,000	174,000
Bank of America
3.208%, 07/03/2008 (a)	100,000	100,000
Bank of Nova Scotia
2.771%, 07/09/2008 (a)	130,000	129,987
Bayerische Landesbank NY
2.453%, 06/24/2008	350,000	350,004
BP Capital Markets
3.039%, 06/10/2008	149,000	149,000
Commonwealth Bank
4.705%, 07/03/2008 (a)	59,000	59,000
Deustche Bank
2.816%, 06/25/2008	150,000	150,000
General Electric Capital Corporation
2.641%, 06/10/2008	200,000	200,000
2.413%, 06/24/2008	100,000	100,000
Hartford Life Global Funding
3.178%, 06/01/2008	100,000	100,000
HSBC
3.218%, 07/14/2008	100,000	100,000
ING Bank
3.282%, 06/26/2008 (a)	75,000	75,000
National Australia Bank
3.306%, 06/06/2008 (a)	125,000	125,000
Pricoa Global Funding
2.955%, 08/13/2008 (a)	50,000	50,000
Rabobank
2.890%, 08/11/2008 (a)	150,000	150,000
Royal Bank of Canada
3.233%, 07/22/2008 (a)	124,000	124,000
Svenska Handelsbanken NY
3.249%, 07/25/2008 (a)	149,000	149,000
Wells Fargo
2.593%, 06/15/2008 (a)	100,000	100,000
Total Extendible Floating Rate Corporate Notes
(Cost $2,384,991)		2,384,991

Money Market Funds - 5.5%	SHARES
AIM Short Term Investments Trust Liquid Assets Portfolio	678,387,000	678,387
Goldman Sachs Financial Square Funds, Prime Obligations Fund	652,672,000	652,672
Total Money Market Funds
(Cost $1,331,059)		1,331,059

U.S. Government Agency Obligations - 4.1%	PAR
U.S. Agency Debentures - 4.1%
Federal Home Loan Banks
2.290%, 06/01/2008 (b)	$304,000	304,000
2.650%, 03/17/2009	12,985	12,985
2.580%, 03/24/2009	270,000	270,000
Federal Home Loan Mortgage Corporation
3.645%, 06/13/2008 (c)	200,000	199,757
Federal National Mortgage Association
2.260%, 06/01/2008 (b)	100,000	99,986
2.315%, 06/01/2008 (b)	100,000	100,000
		986,728
Total U.S. Government Agency Obligations
(Cost $986,728)		986,728

Floating Rate Funding Agreements (b) (d) - 2.5%
ING USA Life
2.880%, 06/15/2008	125,000	125,000
2.578%, 06/19/2008	150,000	150,000
MetLife
2.542%, 06/07/2008	100,000	100,000
Transamerica Occidental
2.898%, 06/02/2008	225,000	225,000
Total Floating Rate Funding Agreements
(Cost $600,000)		600,000

Structured Notes (a) (b) (d) - 0.7%
Carrera Capital Finance
2.090%, 07/25/2008	100,000	100,000
Paragon Mortgages
Series 13A, Class A1,
2.524%, 06/15/2008	63,694	63,694
Total Structured Notes
(Cost $163,694)		163,694

Master Notes - 0.2%
Bank of America Securities Master Note
2.455%, 06/01/2008 (b)
(Cost $50,000)	50,000	50,000

Repurchase Agreements - 3.0%
UBS Warburg
2.150%, dated 05/30/2008, matures 06/02/2008,
repurchase price $84,915 (collateralized by Various securities:
Total market value $86,600)	84,900	84,900
UBS Warburg
2.200%, dated 05/30/2008, matures 06/02/2008,
repurchase price $637,709 (collateralized by Various securities:
Total market value $650,347)	637,592	637,592
Total Repurchase Agreements
(Cost $722,492)		722,492
Total Investments (e) - 100.4%
(Cost $24,215,855)		24,215,855
Other Assets and Liabilities, Net - (0.4)%		(99,523)
Total Net Assets - 100.0%		$24,116,332

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis.  If the difference exceeds 0.5%, a meeting of the board of diretors will be convened, and the board will determine what action, if any, to take.

(a)
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of May 31, 2008, the value of these investments was $8,012,652 or 33.2% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2008. The date shown is the next reset date.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2008.
(d)	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2008 the value of these investments was $883,964 or 3.7% of total net assets.
(e)	On May 31, 2008, the cost of investments for federal income tax purposes was approximately $24,215,855. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Schedule of INVESTMENTS May 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 95.8%
Alabama - 1.7%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
1.616%, 06/06/2008 (a)	$5,900	$5,900
Infirmary Health Systems Special Care Facilities Financing Authority, Series B (LOC: Regions Bank)
1.596%, 06/06/2008 (a)	15,000	15,000
Mobile Educational Building Authority, Spring Hill College (LOC: Regions Bank)
1.636%, 06/06/2008 (a)	20,000	20,000
		40,900
Arizona - 1.5%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Lloyd's Bank)
1.626%, 06/06/2008 (a)	2,500	2,500
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
1.626%, 06/06/2008 (a)	950	950
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: J.P. Morgan Chase Bank)
1.596%, 06/06/2008 (a)	8,700	8,700
Tempe Industrial Development Authority, Friendship Village, Series C (LOC: Sovereign Bank) (LOC: Fortis Bank)
1.626%, 06/06/2008 (a)	23,900	23,900
		36,050
Arkansas - 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
1.636%, 06/06/2008 (a)	6,390	6,390

California - 1.2%
California Infrastructure & Economic Development Bank, Goodwill Industries Orange County (LOC: Wells Fargo Bank)
1.326%, 06/06/2008 (a)	1,100	1,100
California State Department of Water Resources Power Supply, Series B-2 (LOC: BNP Paribas)
1.396%, 06/01/2008 (a)	1,100	1,100
California State Economic Recovery, Series C-11 (General Obligation) (LOC: BNP Paribas)
1.097%, 06/06/2008 (a)	20,000	20,000
Chino Basin Regional Financing Authority, Inland Empire Utilities, Series B (LOC: Dexia Bank)
1.287%, 06/06/2008 (a)	5,200	5,200
		27,400
Colorado - 3.9%
Colorado Educational & Cultural Facilities, First Academy Project (LOC: Fifth Third Bank)
1.596%, 06/06/2008 (a)	7,250	7,250
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
1.646%, 06/06/2008 (a)	5,000	5,000
Colorado Educational & Cultural Facilities, Regis Jesuit High School Project (LOC: Wells Fargo Bank)
1.626%, 06/06/2008 (a)	1,100	1,100
Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B (LOC: SunTrust Bank)
1.596%, 06/06/2008 (a)	10,730	10,730
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
1.626%, 06/06/2008 (a)	4,945	4,945
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Sovereign Bank) (LOC: Citibank)
1.626%, 06/06/2008 (a)	7,000	7,000
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
1.596%, 06/06/2008 (a)	3,600	3,600
Colorado Health Facilities Authority, Evangelical (LOC: Allied Irish Bank)
1.556%, 06/06/2008 (a)	5,300	5,300
Colorado School Mines Enterprise, Series A (LOC: Dexia Bank)
1.596%, 06/06/2008 (a)	6,000	6,000
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
1.626%, 06/06/2008 (a)	1,200	1,200
Colorado State Educational Loan Program
3.250%, 08/05/2008	40,000	40,025
		92,150
District of Columbia - 0.8%
District of Columbia, American Educational Research (LOC: Wachovia Bank)
1.646%, 06/06/2008 (a)	7,350	7,350
District of Columbia, American Public Health Association (LOC: Bank of America)
1.546%, 06/06/2008 (a)	2,385	2,385
District of Columbia, American Society, Series A (LOC: Wachovia Bank)
1.626%, 06/06/2008 (a)	10,000	10,000
		19,735
Florida - 7.4%
Broward County Health Facilities, John Knox Village (LOC: Wachovia Bank)
1.596%, 06/06/2008 (a)	13,000	13,000
Dade County Industrial Development Authority, Dolphins Stadium Project, Series B (LOC: Societe Generale)
1.586%, 06/06/2008 (a)	5,500	5,500
Dade County Industrial Development Authority, Dolphins Stadium Project, Series D (LOC: Societe Generale)
1.586%, 06/06/2008 (a)	5,000	5,000
JEA District Energy System, Series A (LOC: State Street B&T)
1.546%, 06/06/2008 (a)	2,100	2,100
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
1.566%, 06/06/2008 (a)	3,350	3,350
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: SunTrust Bank)
1.596%, 06/06/2008 (a)	42,000	42,000
Palm Beach County Health (Commercial Paper)
0.800%, 10/09/2008	40,000	40,000
0.800%, 10/09/2008	19,800	19,800
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
1.705%, 06/06/2008 (a)	2,040	2,040
Seminole County Industrial Development Authority, Masters Academy Project (LOC: Allied Irish Bank)
1.626%, 06/06/2008 (a)	2,985	2,985
St. Petersburg Health Facilities Authority, Menorah Manor Project (LOC: SunTrust Bank)
1.646%, 06/06/2008 (a)	6,715	6,715
Tampa Prep School Project (LOC: SunTrust Bank)
1.546%, 06/06/2008 (a)	15,280	15,280
Temple Terrace, Lifepath Hospice Project (LOC: SunTrust Bank)
1.596%, 06/06/2008 (a)	5,800	5,800
UCF Health Facilities, Health Sciences Campus (LOC: Fifth Third Bank)
1.616%, 06/06/2008 (a)	10,000	10,000
		173,570
Georgia - 3.4%
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
1.606%, 06/06/2008 (a)	9,480	9,480
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
1.626%, 06/06/2008 (a)	14,170	14,170
Fulton County Development Authority, Metro Atlanta YMCA (LOC: SunTrust Bank)
1.626%, 06/06/2008 (a)	7,355	7,355
Georgia State Road & Tollway Authority, Series D106 (INS: FSA) (SPA: Wachovia Bank)
1.775%, 06/06/2008 (a) (b)	12,625	12,625
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: SunTrust Bank)
1.596%, 06/06/2008 (a)	1,100	1,100
La Grange Development Authority, La Grange College Project (LOC: SunTrust Bank)
1.596%, 06/06/2008 (a)	25,950	25,950
Thomasville Hospital Authority, J.D. Archbold (LOC: SunTrust Bank)
1.596%, 06/06/2008 (a) (b)	9,550	9,550
		80,230
Idaho - 0.1%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
1.616%, 06/06/2008 (a)	2,985	2,985

Illinois - 9.2%
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
1.596%, 06/06/2008 (a)	5,660	5,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
1.646%, 06/06/2008 (a)	2,600	2,600
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
1.636%, 06/06/2008 (a)	13,600	13,600
Cook County Community High School District #219, Niles Township, Series D130 (General Obligation) (INS: FSA) (SPA: Wachovia Bank)
1.775%, 06/06/2008 (a) (b)	11,700	11,700
Illinois Development Finance Authority (LOC: Northern Trust)
1.646%, 06/06/2008 (a)	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Trust & Savings) (LOC: Bank One)
1.596%, 06/06/2008 (a)	2,500	2,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank)
1.885%, 06/06/2008 (a)	7,740	7,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
1.546%, 06/06/2008 (a)	4,125	4,125
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
1.636%, 06/06/2008 (a)	6,255	6,255
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
1.546%, 06/06/2008 (a)	4,675	4,675
Illinois Development Finance Authority, St. Paul's House Project (LOC: LaSalle Bank)
1.656%, 06/06/2008 (a)	4,915	4,915
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
1.546%, 06/06/2008 (a)	3,375	3,375
Illinois Finance Authority, Kohl Children's Museum (LOC: Fifth Third Bank)
1.636%, 06/06/2008 (a)	6,440	6,440
Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
1.616%, 06/06/2008 (a)	4,500	4,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
1.546%, 06/06/2008 (a)	3,200	3,200
Illinois Finance Authority, North Park University Project (LOC: J.P. Morgan Chase Bank)
1.745%, 06/06/2008 (a)	13,000	13,000
Illinois Finance Authority, Northwestern University, Series B
1.526%, 06/06/2008 (a)	43,155	43,155
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
1.626%, 06/06/2008 (a)	21,470	21,470
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
1.626%, 06/06/2008 (a)	6,890	6,890
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
1.665%, 06/06/2008 (a)	13,000	13,000
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank)
1.626%, 06/06/2008 (a)	12,635	12,635
Illinois Health Facilities, Series B (LOC: LaSalle Bank)
1.616%, 06/06/2008 (a)	9,335	9,335
Illinois State, Series B04 (General Obligation) (INS: FSA) (SPA: Wachovia Bank)
1.775%, 06/06/2008 (a) (b)	3,205	3,205
Naperville Heritage YMCA Group (LOC: Citibank)
1.665%, 06/06/2008 (a)	7,000	7,000
		214,475
Indiana - 5.1%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
1.665%, 06/06/2008 (a)	6,250	6,250
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
1.715%, 06/06/2008 (a)	4,715	4,715
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
1.596%, 06/06/2008 (a)	7,465	7,465
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
1.596%, 06/06/2008 (a)	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
1.626%, 06/06/2008 (a)	4,725	4,725
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
1.695%, 06/06/2008 (a)	15,700	15,700
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
1.656%, 06/06/2008 (a)	10,760	10,760
Indianapolis Local Public Improvement Bond Bank, Series 2007-J1
2.900%, 07/01/2008	15,000	15,000
Indianapolis Local Public Improvement Bond Bank, Series 2007-J2
2.950%, 01/08/2009	45,000	45,000
		120,000
Iowa - 1.3%
Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America)
1.646%, 06/06/2008 (a)	14,180	14,180
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
1.626%, 06/06/2008 (a)	930	930
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
1.596%, 06/06/2008 (a)	8,670	8,670
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
1.596%, 06/06/2008 (a)	6,000	6,000
		29,780
Kansas - 0.4%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
1.616%, 06/06/2008 (a)	8,285	8,285

Kentucky - 0.3%
Kentucky Economic Development Finance Authority, Catholic Health, Series A (Preferred 6/1/08 @ 101) (c)
5.375%, 06/01/2008	2,965	2,995
Lexington-Fayette Urban County, Government Industrial Building, Roman Catholic Diocese (LOC: Fifth Third Bank)
1.616%, 06/06/2008 (a)	3,000	3,000
		5,995
Louisiana - 4.1%
East Baton Rouge Parish Pollution Control, Exxon Project
0.838%, 06/01/2008 (a)	2,900	2,900
East Baton Rouge Parish Road & Street Improvement, Series A (LOC: Dexia Bank)
1.526%, 06/06/2008 (a)	25,000	25,000
East Baton Rouge Sewer Commission (INS: FSA)
1.656%, 06/06/2008 (a) (b)	5,620	5,620
1.656%, 06/06/2008 (a) (b)	5,890	5,890
Louisiana Public Facilities Authority (LOC: J.P. Morgan Chase Bank)
1.616%, 06/06/2008 (a)	8,015	8,015
Louisiana Public Facilities Authority, Diocese Houma-Thibodaux Project (LOC: Allied Irish Bank)
1.636%, 06/06/2008 (a)	5,900	5,900
Louisiana Public Facilities Authority, Tiger Athletic Foundation Project (LOC: Regions Bank)
1.546%, 06/06/2008 (a)	36,715	36,715
1.546%, 06/06/2008 (a)	6,075	6,075
		96,115
Maryland - 0.8%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
1.596%, 06/06/2008 (a)	1,500	1,500
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
1.596%, 06/06/2008 (a)	3,000	3,000
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
1.616%, 06/06/2008 (a)	11,030	11,030
Maryland State Transportation Authority (INS: FSA)
1.656%, 06/06/2008 (a) (b)	2,100	2,100
		17,630
Massachusetts - 7.3%
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
1.396%, 06/06/2008 (a)	5,555	5,555
Massachusetts State Development Finance Agency, Harvard University, Series B-2
1.296%, 06/06/2008 (a)	67,515	67,515
Massachusetts State Development Finance Agency, Judge Rotenburg Center (LOC: Fleet Bank)
1.496%, 06/06/2008 (a)	5,435	5,435
Massachusetts State Health & Educational Facilities Authority, Harvard University
1.097%, 06/06/2008 (a)	26,790	26,790
Massachusetts State, Series C (General Obligation) (SPA: State Street B&T)
1.446%, 06/06/2008 (a)	56,000	56,000
Massachusetts State, Series C27 (General Obligation)
1.775%, 06/06/2008 (a) (b)	8,000	8,000
		169,295
Michigan - 3.1%
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank)
1.665%, 06/06/2008 (a)	11,100	11,100
Kalamazoo Economic Development, Friendship Village (LOC: Fifth Third Bank)
1.636%, 06/06/2008 (a)	8,735	8,735
Michigan Higher Educational Facilities Authority, Albion College (LOC: J.P. Morgan Chase Bank)
1.546%, 06/06/2008 (a)	39,300	39,300
Michigan Municipal Bond Authority Revenue, Series B-2 (LOC: Scotiabank)
4.500%, 08/20/2008	6,300	6,311
State of Michigan Strategic Fund, Father Gabriel High School Project (LOC: Allied Irish Bank)
1.626%, 06/06/2008 (a)	8,055	8,055
		73,501
Minnesota - 1.0%
Eden Prairie, Multifamily Housing Authority
1.656%, 06/06/2008 (a)	14,505	14,505
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
1.596%, 06/06/2008 (a)	8,700	8,700
		23,205
Mississippi - 0.3%
Mississippi Business Finance, Memphis & Mid-South YMCA (LOC: Wachovia Bank)
1.646%, 06/06/2008 (a)	6,475	6,475

Missouri - 0.7%
Kansas City Industrial Development Authority, Bethesda Living Center, Series A (LOC: LaSalle Bank) (GTY: Bethesda Associate)
1.626%, 06/06/2008 (a)	8,940	8,940
Missouri State Health & Educational Facilities (LOC: Bank One)
1.596%, 06/06/2008 (a)	6,765	6,765
		15,705
Montana - 0.4%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
1.646%, 06/01/2008 (a)	60	60
Richland County Hospital, Sidney Health Center, Series A (LOC: Allied Irish Bank)
1.665%, 06/06/2008 (a)	9,685	9,685
		9,745
New Jersey - 2.3%
Hudson County Improvement Authority (LOC: Bank of New York)
1.446%, 06/06/2008 (a)	13,735	13,735
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Bank of New York)
1.516%, 06/06/2008 (a)	17,720	17,720
New Jersey Economic Development Authority, Cedar Crest Village, Series B (LOC: Sovereign Bank) (LOC: Bank of New York)
1.516%, 06/06/2008 (a)	23,000	23,000
		54,455
New Mexico - 0.3%
New Mexico Finance Authority, State Transportation, Subseries B-1 (LOC: State Street B&T)
1.546%, 06/06/2008 (a)	6,500	6,500

New York - 0.7%
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
1.546%, 06/06/2008 (a)	1,000	1,000
New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
1.386%, 06/06/2008 (a)	4,400	4,400
New York, Subseries E2 (General Obligation) (LOC: J.P. Morgan Chase Bank)
0.947%, 06/01/2008 (a)	1,500	1,500
New York, Subseries E5 (General Obligation) (LOC: J.P. Morgan Chase Bank)
1.247%, 06/01/2008 (a)	1,700	1,700
1.247%, 06/01/2008 (a)	2,200	2,200
Oneida County Industrial Development Agency, Preswick Glen Civic Facility (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
1.516%, 06/06/2008 (a)	5,000	5,000
		15,800
North Carolina - 2.0%
North Carolina Capital Facilities Finance Agency, Aquarium Society Project (LOC: Bank of America)
1.546%, 06/06/2008 (a)	6,995	6,995
North Carolina Medical Care Community Health Care Facilities, Angel Medical Center (LOC: Wachovia Bank)
1.626%, 06/06/2008 (a)	4,250	4,250
North Carolina Medical Care Community Health Care Facilities, Carolina Meadows (LOC: Allied Irish Bank)
1.636%, 06/06/2008 (a)	15,535	15,535
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
1.626%, 06/06/2008 (a)	9,260	9,260
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
1.606%, 06/06/2008 (a)	9,680	9,680
		45,720
North Dakota - 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
1.646%, 06/06/2008 (a)	3,600	3,600

Ohio - 4.1%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: Bank One)
1.646%, 06/06/2008 (a)	6,005	6,005
Dayton-Montgomery County, Caresource Project, Series A (LOC: Fifth Third Bank)
1.616%, 06/06/2008 (a)	11,000	11,000
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank)
1.665%, 06/06/2008 (a)	15,860	15,860
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
1.636%, 06/06/2008 (a)	3,960	3,960
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
1.636%, 06/06/2008 (a)	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
1.636%, 06/06/2008 (a)	10,200	10,200
Kettering City School District, Series BR21 (General Obligation) (INS: FSA) (SPA: Wachovia Bank)
1.675%, 06/06/2008 (a) (b)	4,590	4,590
Logan County Health Care Facilities (LOC: Fifth Third Bank)
1.665%, 06/06/2008 (a)	9,745	9,745
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
1.646%, 06/06/2008 (a)	2,845	2,845
Ohio State, Series 1925 (General Obligation)
1.665%, 06/06/2008 (a) (b)	2,570	2,570
Ohio State Water Development Authority, Pollution Control Facilities, Series B (LOC: Wachovia Bank)
1.566%, 06/06/2008 (a)	3,000	3,000
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
1.596%, 06/06/2008 (a)	8,180	8,180
Rickenbacker Port Authority Capital Funding
1.656%, 06/06/2008 (a) (b)	6,560	6,560
Toledo-Lucas County Port Authority, Series C (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia)
1.596%, 06/06/2008 (a)	9,075	9,075
		95,710
Oklahoma - 0.1%
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
1.596%, 06/06/2008 (a)	2,520	2,520

Oregon - 3.0%
Clackamas County Hospital Facilities, Senior Living Facility, Mary's Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
1.626%, 06/06/2008 (a)	20,995	20,995
Oregon State, Series A (General Obligation)
4.500%, 06/30/2008	50,000	50,033
		71,028
Pennsylvania - 5.4%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Nuclear, Series B (LOC: Wachovia Bank)
1.566%, 06/06/2008 (a)	12,000	12,000
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Wachovia Bank)
1.596%, 06/06/2008 (a)	7,285	7,285
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
1.626%, 06/06/2008 (a)	20,000	20,000
1.626%, 06/06/2008 (a)	6,750	6,750
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
1.596%, 06/06/2008 (a)	33,210	33,210
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
1.596%, 06/06/2008 (a)	7,985	7,985
Lancaster County Hospital Authority, Masonic Hones Project, Series A (LOC: Wachovia Bank)
1.296%, 06/06/2008 (a)	7,480	7,480
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
1.606%, 06/06/2008 (a)	8,675	8,675
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotiabank)
1.596%, 06/06/2008 (a)	3,270	3,270
Luzerne County Convention Center, Series A (LOC: PNC Bank)
1.626%, 06/06/2008 (a)	1,285	1,285
Pennsylvania State, Series 11056 (General Obligation)
1.596%, 06/13/2008 (a) (b)	3,775	3,775
Philadelphia Industrial Development Authority, Chestnut Hill Academy (LOC: Wachovia Bank)
1.646%, 06/06/2008 (a)	2,500	2,500
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
1.616%, 06/06/2008 (a)	11,000	11,000
		125,215
Rhode Island - 0.5%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
1.596%, 06/06/2008 (a)	11,285	11,285

South Carolina - 0.7%
South Carolina Jobs Economic Development Authority Health Facilities, Episcopal (LOC: Wachovia Bank)
1.596%, 06/06/2008 (a)	6,420	6,420
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis Bank)
1.616%, 06/06/2008 (a)	6,500	6,500
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis Bank)
1.616%, 06/06/2008 (a)	2,500	2,500
		15,420
Tennessee - 1.2%
Dayton Industrial Development Board Educational Facilities, Bryan College Dormitory Project (LOC: Regions Bank)
1.656%, 06/06/2008 (a)	4,000	4,000
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: SunTrust Bank)
1.596%, 06/06/2008 (a)	6,000	6,000
Loudon Industrial Development Board Pollution Control, A.E. Stanley Manufacturing Project (LOC: Citibank)
1.530%, 06/06/2008 (a) (b)	8,100	8,100
Met Government Nashville & Davidson (LOC: Societe Generale)
1.665%, 06/06/2008 (a) (b)	7,035	7,035
Rutherford County Industrial Development - Square D Company (LOC: Societe Generale)
3.590%, 06/06/2008 (a)	4,100	4,100
		29,235
Texas - 12.5%
ABN AMRO Munitops Certificates Trust, Series 2002-8 (INS: PSF-Guaranteed) (SPA: Bank of America)
1.646%, 06/06/2008 (a) (b) (d)	11,390	11,390
ABN AMRO Munitops Certificates Trust, Series 2006-70 (INS: PSF-Guaranteed) (SPA: Bank of America)
1.646%, 06/06/2008 (a) (b) (d)	6,995	6,995
Alamo Heights Independent School District, Series 980 (General Obligation) (INS: PSF-Guaranteed)
1.665%, 06/06/2008 (a) (b)	3,505	3,505
Aldine Independent School District (General Obligation) (INS: PSF-Guaranteed)
1.596%, 06/06/2008 (a) (b)	4,575	4,575
Austin Water & Wastewater (LOC: Dexia Credit)
1.576%, 06/06/2008 (a)	15,500	15,500
Boerne Independent School District #D46 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.675%, 06/06/2008 (a) (b)	5,295	5,295
Brownsville Independent School District, Series 1059-B (General Obligation) (INS: PSF-Guaranteed)
1.665%, 06/06/2008 (a) (b)	6,705	6,705
Brownsville Independent School District, Series D79 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.675%, 06/06/2008 (a) (b)	3,810	3,810
Clear Creek Independent School District, Series 4 (General Obligation) (INS: FSA) (SPA: Wachovia Bank)
1.775%, 06/06/2008 (a) (b)	2,000	2,000
Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank)
1.606%, 06/06/2008 (a)	5,375	5,375
Cypress-Fairbanks Independent School District (General Obligation) (INS: PSF-Guaranteed)
1.596%, 06/06/2008 (a) (b)	4,480	4,480
Cypress-Fairbanks Independent School District, Series D155 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.675%, 06/06/2008 (a) (b)	5,800	5,800
Dallas Waterworks & Sewer System
1.596%, 06/06/2008 (a) (b)	17,985	17,985
Denton Independent School District (General Obligation) (INS: PSF-Guaranteed) (SPA: Westdeutsche Landesbank)
3.000%, 08/01/2008 (b)	13,400	13,400
Dickinson Independent School District, Series 1517B (General Obligation) (INS: PSF-Guaranteed)
1.665%, 06/06/2008 (a) (b)	1,995	1,995
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
1.665%, 06/06/2008 (a) (b)	1,895	1,895
Fort Bend Independent School District, Series D145 (General Obligation) (INS: PSF-Guaranteed)
1.675%, 06/06/2008 (a) (b)	8,690	8,690
Georgetown Health Facilities Development, Retirement Facilities, Wesleyan Homes (LOC: Regions Bank)
1.596%, 06/06/2008 (a)	4,000	4,000
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
1.665%, 06/06/2008 (a)	18,605	18,605
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
1.616%, 06/06/2008 (a)	10,000	10,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
1.636%, 06/06/2008 (a)	5,200	5,200
Houston Higher Education Revenue, Series 1865
1.665%, 06/06/2008 (a) (b)	5,530	5,530
Houston Independent School District, Series 1078B (General Obligation) (INS: PSF-Guaranteed)
1.665%, 06/06/2008 (a) (b)	5,725	5,725
Houston Independent School District, Series A (General Obligation) (INS: PSF-Guaranteed) (Prerefunded 2/15/09 @ 100) (c)
4.750%, 02/15/2022	10,500	10,734
Houston Independent School District, Series C29 (General Obligation) (INS: PSF-Guaranteed)
1.675%, 06/06/2008 (a) (b)	6,500	6,500
Katy Independent School District (General Obligation) (INS: PSF-Guaranteed)
1.596%, 06/06/2008 (a) (b)	3,785	3,785
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
1.665%, 06/06/2008 (a) (b)	5,285	5,285
Lewisville Independent School District, Series D-34 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.675%, 06/06/2008 (a) (b)	3,970	3,970
Metropolitan Higher Educational Authority, University of Dallas Project (LOC: J.P. Morgan Chase Bank)
1.596%, 06/06/2008 (a)	3,570	3,570
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
1.665%, 06/06/2008 (a)	16,875	16,875
Port Neches-Groves Independent School District, Series D138 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.675%, 06/06/2008 (a) (b)	7,435	7,435
San Antonio Electric & Gas, Series D178 (SPA: Wachovia Bank)
1.780%, 06/06/2008 (a) (b)	3,000	3,000
San Antonio Electric & Gas, Series D65 (SPA: Wachovia Bank)
1.675%, 06/06/2008 (a) (b)	3,135	3,135
San Antonio, Series D71 (General Obligation) (SPA: Wachovia Bank)
1.775%, 06/06/2008 (a) (b)	2,155	2,155
San Antonio, Series D85 (General Obligation) (SPA: Wachovia Bank)
1.775%, 06/06/2008 (a) (b)	2,795	2,795
Socorro Independent School District (General Obligation) (INS: PSF-Guaranteed)
1.596%, 06/06/2008 (a) (b)	1,860	1,860
Texas State Revenue Anticipation Notes (General Obligation)
4.488%, 08/28/2008	39,075	39,276
Texas State, Series D187 (General Obligation) (SPA: Wachovia Bank)
1.780%, 06/06/2008 (a) (b)	4,300	4,300
Texas, Series 2481 (General Obligation)
1.665%, 06/06/2008 (a) (b)	2,200	2,200
Travis County Housing Financing, Student Housing, College Houses Project (LOC: Wachovia Bank)
1.596%, 06/06/2008 (a)	5,425	5,425
		290,755
Virginia - 3.8%
Fairfax County Economic Development Authority, The Lorton Arts Foundation (LOC: Wachovia Bank)
1.596%, 06/06/2008 (a)	14,445	14,445
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Series B (INS: County Guaranteed)
3.625%, 10/09/2008	49,485	49,540
Harrisonburg Industrial Development Authority, Series A (LOC: Sovereign Bank) (LOC: Citibank)
1.616%, 06/06/2008 (a)	18,330	18,330
Prince Williams County Facilities, Series B (Certificate of Participation) (LOC: Wachovia Bank)
1.496%, 06/06/2008 (a)	6,725	6,725
		89,040
Washington - 2.7%
Washington State (General Obligation)
1.616%, 06/06/2008 (a) (b)	2,800	2,800
Washington State Housing Finance Community Nonprofit Housing, Franke Tobey Jones Project (LOC: Wells Fargo Bank)
0.908%, 06/01/2008 (a)	6,650	6,650
Washington State Housing Financial Nonprofit Revenue, Judson Park Project (LOC: Sovereign Bank) (LOC: KBC Bank)
1.636%, 06/06/2008 (a)	16,210	16,210
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
1.596%, 06/06/2008 (a)	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
1.596%, 06/06/2008 (a)	6,020	6,020
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
1.596%, 06/06/2008 (a)	1,000	1,000
Washington State, Series 2465 (General Obligation)
1.665%, 06/06/2008 (a) (b)	5,800	5,800
Washington State, Series 2480 (General Obligation)
1.665%, 06/06/2008 (a) (b)	1,225	1,225
Washington State, Series C28 (General Obligation) (SPA: Bank of New York)
1.775%, 06/06/2008 (a) (b)	5,000	5,000
		62,325
West Virginia - 0.5%
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
1.596%, 06/06/2008 (a)	8,815	8,815
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Fifth Third Bank)
1.626%, 06/06/2008 (a)	2,075	2,075
		10,890
Wisconsin - 1.3%
City of Milwaukee (Commercial Paper)
0.000%, 10/09/2008	6,000	6,000
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
1.616%, 06/06/2008 (a)	4,675	4,675
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
1.626%, 06/06/2008 (a)	100	100
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
1.646%, 06/06/2008 (a)	8,000	8,000
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: J.P. Morgan Chase Bank)
1.665%, 06/06/2008 (a)	7,250	7,250
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
1.626%, 06/06/2008 (a)	3,520	3,520
		29,545
Wyoming - 0.2%
Lincoln County Pollution Control, Exxon Project, Series C
0.838%, 06/01/2008 (a)	4,900	4,900

Total Municipal Bonds
(Cost $2,233,559)		2,233,559

Money Market Fund - 4.0%	SHARES
AIM TFIT-Tax-Free Cash Reserve Portfolio
(Cost $92,322)	92,321,689	92,322
Total Investments (e) - 99.8%
(Cost $2,325,881)		2,325,881
Other Assets and Liabilities, Net - 0.2%		5,956
Total Net Assets - 100.0%		$2,331,837

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

(a)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2008. The date shown is the next reset date.
(b)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of May 31, 2008, the value of these investments was $262,340 or 11.3% of total net assets.

(c)	Prerefunded issues are backed by U.S. government obligations.
(d)	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2008 the value of these investments was $18,385 or 0.8% of total net assets.
(e)
On May 31, 2008, the cost of investments for federal income tax purposes was approximately $2,325,881.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assistance
GTY - Guarantee Agreement
INS - Insured
LOC - Letter of Credit
PLC - Public Liability Company
PSF - Permanent School Fund
SPA - Standby Purchase Agreement

Schedule of INVESTMENTS May 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE+

U.S. Treasury Obligation - 5.6%
U.S. Treasury Note
4.875%, 05/15/2009
(Cost $1,027,748)	$1,000,000	$1,027,748

Repurchase Agreements - 94.4%
ABN AMRO
2.070%, dated 05/30/2008, matures 06/02/2008, repurchase price $3,300,569
(collateralized by U.S. Treasury Obligations: Total market value $3,366,000)	3,300,000	3,300,000
Bank of America
2.100%, dated 05/30/2008, matures 06/02/2008, repurchase price $125,022
(collateralized by U.S. Treasury Obligations: Total market value $127,500)	125,000	125,000
Barclays
2.170%, dated 05/30/2008, matures 06/02/2008, repurchase price $3,300,597
(collateralized by U.S. Treasury Obligations: Total market value $3,366,000)	3,300,000	3,300,000
Calyon
2.170%, dated 05/30/2008, matures 06/02/2008, repurchase price $700,127
(collateralized by U.S. Treasury Obligations: Total market value $714,000)	700,000	700,000
CS First Boston
2.240%, dated 05/30/2008, matures 06/02/2008, repurchase price $500,093
(collateralized by U.S. Treasury Obligations: Total market value $510,001)	500,000	500,000
Deutsche Bank
2.200%, dated 05/30/2008, matures 06/02/2008, repurchase price $3,800,697
(collateralized by U.S. Treasury Obligations: Total market value $3,876,000)	3,800,000	3,800,000
Fortis Bank
2.150%, dated 05/30/2008, matures 06/02/2008, repurchase price $500,090
(collateralized by U.S. Treasury Obligations: Total market value $510,000)	500,000	500,000
Greenwich Capital
2.170%, dated 05/30/2008, matures 06/02/2008, repurchase price $1,400,253
(collateralized by U.S. Treasury Obligations: Total market value $1,428,001)	1,400,000	1,400,000
HSBC
2.160%, dated 05/30/2008, matures 06/02/2008, repurchase price $1,000,180
(collateralized by U.S. Treasury Obligations: Total market value $1,020,001)	1,000,000	1,000,000
Merrill Lynch
2.080%, dated 05/30/2008, matures 06/02/2008, repurchase price $650,113
(collateralized by U.S. Treasury Obligations: Total market value $663,000)	650,000	650,000
Morgan Stanley
5.230%, dated 05/30/2008, matures 07/18/2008, repurchase price $450,000
(collateralized by U.S. Treasury Obligations: Total market value $459,000) (a)	450,000	450,000
UBS Warburg
2.150%, dated 05/30/2008, matures 06/02/2008, repurchase price $1,640,394
(collateralized by U.S. Treasury Obligations: Total market value $1,672,903)	1,640,100	1,640,100
Total Repurchase Agreements
(Cost $17,365,100)		17,365,100
Total Investments (b) - 100.0%
(Cost $18,392,848)		18,392,848
Other Assets and Liabilities, Net - (0.0)%		(6,882)
Total Net Assets - 100.0%		$18,385,966

+
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis.  If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

(a)	Illiquid security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2008 the value of these investments was $450,000 or 2.4% of total net assets.
(b)	On May 31, 2008, the cost of investments for federal income tax purposes was approximately $18,392,848. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE +

U.S. Treasury Obligations - 100.1%
U.S. Treasury Bills (a)
1.487%, 06/12/2008	$195,972	$195,883
2.148%, 06/16/2008	49,500	49,456
1.968%, 06/19/2008	155,990	155,836
1.187%, 06/26/2008	47,955	47,915
1.273%, 07/03/2008	42,278	42,230
2.112%, 07/10/2008	60,000	59,863
1.358%, 07/17/2008	52,655	52,564
1.737%, 07/24/2008	45,000	44,885
1.790%, 07/31/2008	30,000	29,910
1.578%, 08/07/2008	32,015	31,921
1.739%, 08/14/2008	65,000	64,768
1.606%, 08/21/2008	54,239	54,043
1.572%, 08/28/2008	45,000	44,827
1.668%, 09/04/2008	38,620	38,450
1.425%, 09/11/2008	10,000	9,960
1.662%, 09/18/2008	35,000	34,824
1.414%, 09/25/2008	19,493	19,404
1.439%, 10/02/2008	45,000	44,779
1.446%, 10/09/2008	35,000	34,817
Total U.S. Treasury Obligations
(Cost $1,056,335)		1,056,335
	SHARES
Money Market Fund - 0.0%
Goldman Sachs Financial Square Treasury Instruments Fund	240,062	240
(Cost $240)
Total Investments (b) - 100.1%
(Cost $1,056,575)		1,056,575
Other Assets and Liabilities, Net - (0.1)%		(1,404)
Total Net Assets - 100.0%		$1,055,171

+	Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule
2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

(a)	Yield shown is effective yield as of May 31, 2008.
(b)	On May 31, 2008, the cost of investments for federal income tax purposes was approximately $1,056,575. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

By:   /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr., Treasurer

Date:   July 28, 2008